THE DUNHAM FUNDS

Dunham Corporate/Government Bond Fund	Dunham Floating Rate Bond Fund
Class A (DACGX)	Class A (DAFRX)
Class C (DCCGX)	Class C (DCFRX)
Class N (DNCGX)	Class N (DNFRX)

Incorporated herein by reference is the definitive version of the prospectus supplement pertaining to the Dunham Corporate/Government Bond Fund and the Dunham Floating Rate Bond Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 6, 2015 (SEC Accession No. 0001580642-15-005101).